Portfolio of Investments
Columbia Select Large Cap Equity Fund, November 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 9.2%
Entertainment 1.2%
Electronic Arts, Inc.	131,551	16,341,265
Interactive Media & Services 6.2%
Alphabet, Inc., Class C(a)	30,147	85,890,009
Media 1.8%
Comcast Corp., Class A	508,315	25,405,584
Total Communication Services		127,636,858
Consumer Discretionary 13.4%
Auto Components 1.1%
Aptiv PLC(a)	93,303	14,961,136
Automobiles 1.2%
General Motors Co.(a)	274,511	15,885,952
Internet & Direct Marketing Retail 5.0%
Amazon.com, Inc.(a)	19,811	69,478,564
Multiline Retail 1.4%
Target Corp.	79,528	19,392,107
Specialty Retail 4.7%
Home Depot, Inc. (The)	72,210	28,928,048
TJX Companies, Inc. (The)	267,458	18,561,585
Ulta Beauty, Inc.(a)	46,980	18,037,971
Total		65,527,604
Total Consumer Discretionary		185,245,363
Consumer Staples 5.1%
Food Products 1.4%
Mondelez International, Inc., Class A	330,627	19,487,155
Household Products 2.3%
Procter & Gamble Co. (The)	219,708	31,765,383
Tobacco 1.4%
Philip Morris International, Inc.	224,877	19,325,929
Total Consumer Staples		70,578,467
Energy 1.7%
Oil, Gas & Consumable Fuels 1.7%
ConocoPhillips Co.	341,092	23,920,782
Total Energy		23,920,782
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 11.1%
Banks 3.3%
Bank of America Corp.	745,593	33,156,521
Popular, Inc.	155,010	12,062,878
Total		45,219,399
Capital Markets 6.5%
Charles Schwab Corp. (The)	240,020	18,575,148
Morgan Stanley	259,231	24,580,283
S&P Global, Inc.	54,723	24,938,913
State Street Corp.	245,980	21,884,840
Total		89,979,184
Insurance 1.3%
Allstate Corp. (The)	172,158	18,717,018
Total Financials		153,915,601
Health Care 12.8%
Biotechnology 2.8%
AbbVie, Inc.	214,699	24,750,501
BioMarin Pharmaceutical, Inc.(a)	88,622	7,647,192
Horizon Therapeutics PLC(a)	59,358	6,158,986
Total		38,556,679
Health Care Equipment & Supplies 2.9%
Medtronic PLC	189,694	20,240,350
Stryker Corp.	81,024	19,172,709
Total		39,413,059
Health Care Providers & Services 1.6%
Anthem, Inc.	55,673	22,616,043
Life Sciences Tools & Services 1.4%
IQVIA Holdings, Inc.(a)	76,802	19,901,703
Pharmaceuticals 4.1%
Eli Lilly & Co.	99,569	24,697,095
Johnson & Johnson	203,593	31,746,256
Total		56,443,351
Total Health Care		176,930,835
Columbia Select Large Cap Equity Fund | Third Quarter Report 2021	1

Portfolio of Investments   (continued)
Columbia Select Large Cap Equity Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 9.4%
Aerospace & Defense 0.8%
Howmet Aerospace, Inc.	402,401	11,319,540
Air Freight & Logistics 1.6%
United Parcel Service, Inc., Class B	110,622	21,944,086
Building Products 1.3%
Trane Technologies PLC	96,422	17,997,166
Commercial Services & Supplies 1.2%
Cintas Corp.	38,657	16,320,599
Construction & Engineering 0.8%
MasTec, Inc.(a)	122,170	11,260,409
Electrical Equipment 1.2%
AMETEK, Inc.	121,480	16,582,020
Machinery 0.9%
AGCO Corp.	118,302	13,038,063
Road & Rail 1.6%
Union Pacific Corp.	95,290	22,454,136
Total Industrials		130,916,019
Information Technology 32.1%
Communications Equipment 2.0%
Cisco Systems, Inc.	497,776	27,298,036
Electronic Equipment, Instruments & Components 1.1%
TE Connectivity Ltd.	100,874	15,527,535
IT Services 2.0%
MasterCard, Inc., Class A	89,381	28,147,864
Semiconductors & Semiconductor Equipment 7.3%
Applied Materials, Inc.	129,017	18,990,012
Broadcom, Inc.	48,052	26,605,431
NVIDIA Corp.	112,384	36,722,596
NXP Semiconductors NV	80,917	18,073,621
Total		100,391,660
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 14.6%
Adobe, Inc.(a)	44,735	29,965,740
Intuit, Inc.	36,452	23,777,640
Microsoft Corp.	330,453	109,244,457
Palo Alto Networks, Inc.(a)	32,855	17,969,714
ServiceNow, Inc.(a)	32,595	21,111,781
Total		202,069,332
Technology Hardware, Storage & Peripherals 5.1%
Apple, Inc.(b)	431,006	71,245,292
Total Information Technology		444,679,719
Real Estate 1.7%
Equity Real Estate Investment Trusts (REITS) 1.7%
Extra Space Storage, Inc.	119,178	23,835,600
Total Real Estate		23,835,600
Utilities 2.5%
Multi-Utilities 2.5%
Ameren Corp.	210,707	17,191,584
DTE Energy Co.	159,508	17,281,097
Total		34,472,681
Total Utilities		34,472,681
Total Common Stocks (Cost $870,416,130)		1,372,131,925

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.078%(c),(d)	14,254,420	14,252,995
Total Money Market Funds (Cost $14,252,912)		14,252,995
Total Investments in Securities (Cost: $884,669,042)		1,386,384,920
Other Assets & Liabilities, Net		188,308
Net Assets		1,386,573,228

At November 30, 2021, securities and/or cash totaling $1,186,028 were pledged as collateral.
2	Columbia Select Large Cap Equity Fund | Third Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Select Large Cap Equity Fund, November 30, 2021 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	12	12/2021	USD	2,739,750	86,970	—
S&P 500 Index E-mini	43	12/2021	USD	9,817,438	—	(323,350)
Total					86,970	(323,350)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at November 30, 2021.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.078%
	28,706,905	218,711,381	(233,165,123)	(168)	14,252,995	169	7,886	14,254,420
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Select Large Cap Equity Fund | Third Quarter Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT172_02_M01_(01/22)